Document and Entity Information	12 Months Ended
May 08, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 31, 2011
Registrant Name	IVY FUNDS
Central Index Key	0000883622
Amendment Flag	false
Document Creation Date	May 08, 2012
Document Effective Date	May 08, 2012
Prospectus Date	Jul. 29, 2011